Forward Merger - Number of shares of common stock issued and amounts recorded to arrive at the opening consolidated balance sheet of the Successor (Details) - USD ($) $ in Thousands			6 Months Ended
	Mar. 31, 2024	Jul. 21, 2023	Jun. 30, 2023
Number of shares of common stock issued and amounts recorded to arrive at the opening consolidated balance sheet of the Successor
Balance at the beginning			$ (287,500)
Balance at the beginning (in shares)			138,825,356
Balance at the ending (in shares)	38,120,288
Common Stock | Intangible Assets Acquired
Number of shares of common stock issued and amounts recorded to arrive at the opening consolidated balance sheet of the Successor
Balance at the beginning (in shares)		557,160
Shares issued in connection with the Merger		$ 2
Shares issued in connection with the Merger (in shares)		16,500,000
Merger Consideration - Shares issued for Interim Convertible Notes related to Committed Financing (in shares)		2,226,182
Stock-compensation for Class B Founder Shares into common shares		$ 1
Stock-compensation for Class B Founder Shares into common shares (in shares)		6,900,000
Forward Purchase Agreements		$ 1
Forward Purchase Agreements (in shares)		6,275,000
Shares issued in New Money PIPE Subscription Agreements (in shares)		1,001,000
Shares issued for Committed Financing (in shares)		3,571,429
Other miscellaneous (in shares)		128,829
Balance at the ending		$ 4
Balance at the ending (in shares)		37,159,600
Subscription Receivables | Intangible Assets Acquired
Number of shares of common stock issued and amounts recorded to arrive at the opening consolidated balance sheet of the Successor
Forward Purchase Agreements		$ (60,710)
Balance at the ending		(60,710)
APIC | Intangible Assets Acquired
Number of shares of common stock issued and amounts recorded to arrive at the opening consolidated balance sheet of the Successor
Balance at the beginning		5,937
Shares issued in connection with the Merger		192,189
Merger Consideration - Shares issued for Interim Convertible Notes related to Committed Financing		24,132
Stock-compensation for Class B Founder Shares into common shares		68,972
Forward Purchase Agreements		66,714
Shares issued in New Money PIPE Subscription Agreements		10,844
Shares issued for Committed Financing		38,714
Contingent Founder Shares		(31,401)
Other miscellaneous		1,397
Balance at the ending		377,498
Accumulated Deficit | Intangible Assets Acquired
Number of shares of common stock issued and amounts recorded to arrive at the opening consolidated balance sheet of the Successor
Balance at the beginning		(12,897)
Stock-compensation for Class B Founder Shares into common shares		(68,972)
Forward Purchase Agreements		(38,255)
Issuance of Make-Whole derivative		(427)
Shares issued in New Money PIPE Subscription Agreements		(6,433)
Shares issued for Committed Financing		(13,714)
Loss on Consolidation of VIE		(7,553)
Other miscellaneous		(1,397)
Balance at the ending		$ (149,648)